Long-Term Deposits, Equipment Prepayments, Other and Commitments	12 Months Ended
Dec. 31, 2022
Long-Term Deposits, Equipment Prepayments, Other and Commitments [Abstract]
LONG-TERM DEPOSITS, EQUIPMENT PREPAYMENTS, OTHER AND COMMITMENTS

NOTE 14: LONG-TERM DEPOSITS, EQUIPMENT PREPAYMENTS, OTHER AND COMMITMENTS

		As of December 31,	As of December 31,
		2022	2021
VAT receivable	a	2,083	2,067
Security deposits for energy, insurance and rent		3,872	1,555
Equipment and construction prepayments	b	32,230	83,059
		38,185	86,681

a.	Refundable Argentine value-added tax (“VAT”)

Refer to Note 28 for details about the discount expense applied to the Argentine VAT receivable.

b.	Equipment and construction prepayments

As of December 31, 2022, the Company has deposits on BVVE and electrical components in the amount of $23,450, which includes the $22,376 credit for future purchase agreements as described below. In addition, the Company has deposits for construction work and materials in the amount of $8,780, mainly for the Argentina expansion.

During the year ended December 31, 2022, the Company recognized an impairment loss of $30,199 on the equipment and construction prepayments. Refer to Note 11 for more details. A portion of the impairment was transferred to PPE along with the original amount of the deposits when the assets were received. Refer to Note 12 for more details.

Commitments

In December 2022, the Company renegotiated its 48,000 unit purchase agreements by extinguishing the outstanding commitments of $45,350 without penalty and establishing a $22,376 credit for deposits previously made which will be carried forward until the end of 2023 and applied against future purchase agreements. As of December 31, 2022, the Company no longer had commitments.